UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03196

Cash Reserve Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  12/31

Date of reporting period:  7/1/13-6/30/14

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03196
Reporting Period: 07/01/2013 - 06/30/2014
Cash Reserve Fund Inc.

=============================== A   Prime Series ===============================

Prime Series, a series of Cash Reserve Fund, Inc., is a feeder in a master/feeder structure. Accordingly, Prime Series holds only securities of its master fund, Cash
Management Portfolio. Included in this filing is the proxy voting record for the Cash
Management Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2013 - 06/30/2014
Cash Management Portfolio

======================= A      Cash Management Portfolio =======================

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

Ticker:       MUJ            Security ID:  09254X705
Meeting Date: JUL 30, 2013   Meeting Type: Annual
Record Date:  JUN 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

--------------------------------------------------------------------------------

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.

Ticker:       MHN            Security ID:  09255C700
Meeting Date: JUL 30, 2013   Meeting Type: Annual
Record Date:  JUN 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK MUNIYIELD FUND, INC.

Ticker:       MYD            Security ID:  09253W880
Meeting Date: JUL 30, 2013   Meeting Type: Annual
Record Date:  JUN 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQS            Security ID:  670973700
Meeting Date: AUG 07, 2013   Meeting Type: Annual
Record Date:  JUN 10, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Virginia L. Stringer     For       For          Management
1.8   Elect Director Terence J. Toth          For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Cash Reserve Fund, Inc.

By (Signature and Title)      /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  8/15/14